STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - 1.0%
Black Belt Energy Gas District, Revenue Bonds, Ser. A-1	4.00	12/1/2025	3,000,000	3,316,860
Florida - .5%
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2024	1,250,000	1,459,988
Illinois - 1.6%
Chicago, GO, Ser. A	5.00	1/1/2023	1,970,000	2,119,917
Illinois, GO, Ser. D	5.00	11/1/2026	2,500,000	2,865,675
				4,985,592
Massachusetts - 88.1%
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond) Ser. 2	5.00	7/1/2030	1,000,000	1,212,460
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond) Ser. 2	5.00	7/1/2028	1,000,000	1,226,520
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond) Ser. 2	5.00	7/1/2026	475,000	577,187
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)	5.00	6/1/2036	1,000,000	1,147,700
Dedham, GO (Municipal Purpose Loan)	4.00	6/15/2029	495,000	564,246
Framingham, GO, Refunding (Municipal Purpose Loan)	5.00	12/1/2029	365,000	462,462
Framingham, GO, Refunding (Municipal Purpose Loan)	5.00	12/1/2028	420,000	535,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Manchester Essex Regional School District, GO (School Project Loan) Ser. 70B	4.00	2/1/2034	845,000		968,581
Manchester Essex Regional School District, GO (School Project Loan) Ser. 70B	4.00	2/1/2033	590,000		682,252
Mansfield, GO (Municipal Purpose Loan)	4.00	5/15/2029	815,000		922,906
Mansfield, GO (Municipal Purpose Loan)	4.00	5/15/2030	845,000		949,788
Massachusetts, GO (Consolidated Loan) Ser. C	4.00	2/1/2029	2,500,000		2,752,875
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x .67 +.55%	2.28	11/1/2025	2,500,000	[a]	2,499,025
Massachusetts, GO, Refunding, Ser. B	5.00	1/1/2021	3,000,000		3,168,600
Massachusetts, GO, Ser. A	4.50	12/1/2043	2,500,000		2,655,225
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000		2,582,640
Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds (A Massachusetts Municipal Lighting Plant Cooperative)	5.00	7/1/2032	870,000		982,230
Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds (A Massachusetts Municipal Lighting Plant Cooperative)	5.00	7/1/2028	1,250,000		1,421,563
Massachusetts Clean Water Trust, Revenue Bonds, Refunding (MWRA Program) Ser. A	5.75	8/1/2029	155,000		155,516
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 20	5.00	2/1/2033	2,300,000		2,699,349
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 20	5.00	2/1/2035	990,000		1,156,280
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 21	5.00	8/1/2035	2,250,000		2,812,050
Massachusetts Department Of Transportation, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	5.00	1/1/2020	800,000		816,616

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities) Ser. A	6.50	11/15/2023	3,750,000	[b,c]	4,539,300
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center) Ser. N	5.00	7/1/2024	350,000		404,996
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University) Ser. S-2	5.00	10/1/2031	1,000,000		1,260,870
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University) Ser. S-2	5.00	10/1/2032	1,410,000		1,764,319
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2033	2,500,000		2,990,275
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		387,244
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		335,336
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2028	255,000		309,256
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2033	305,000		360,196
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		403,046
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		200,207
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2023	400,000		443,220
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.00	1/1/2022	565,000		610,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System) (LOC; U.S. BANK N.A.) Ser. M-1	2.15	7/1/2048	2,700,000	[d]	2,700,000
Massachusetts Development Finance Agency, Revenue Bonds (Southcoast Health System Obligated Group) Ser. F	4.00	7/1/2020	530,000		543,091
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.13	7/1/2040	210,000		216,453
Massachusetts Development Finance Agency, Revenue Bonds (Waste Management Project)	2.15	5/1/2020	2,500,000	[b]	2,504,000
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000		629,849
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2020	705,000		734,173
Massachusetts Development Finance Agency, Revenue Bonds (Williams College) Ser. S	5.00	7/1/2030	1,000,000		1,252,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000		2,251,909
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000		657,733
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2037	1,750,000		2,067,415
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2025	500,000		584,665
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2023	2,060,000		2,309,260

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2026	500,000	594,380
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. BB2	4.00	10/1/2032	1,000,000	1,111,920
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. H-1	5.00	7/1/2025	800,000	932,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. H-1	5.00	7/1/2022	1,000,000	1,092,090
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2026	1,000,000	1,188,040
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2029	2,000,000	2,348,700
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2024	1,000,000	1,141,980
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of Holy Cross)	5.00	9/1/2026	705,000	871,451
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2025	1,000,000	1,157,750
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	1,000,000	1,116,920
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2035	1,000,000	1,173,750
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,476,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,124,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,163,190
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	410,344
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2037	835,000	956,584
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000	968,612
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	452,915
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	431,420
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000	681,331
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2021	625,000	643,063
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000	1,788,992
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University) Ser. A	5.00	7/15/2027	3,200,000	3,966,592

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lesley University)	5.00	7/1/2028	1,550,000	1,853,754
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lesley University)	5.00	7/1/2031	1,000,000	1,178,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	536,182
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2033	500,000	620,630
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2032	750,000	933,390
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. E	5.00	11/1/2038	4,500,000	5,042,160
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,757,462
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	4.00	7/1/2032	2,000,000	2,218,200
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,854,837
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	3,410,000	3,714,752
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	527,859
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K-1	5.00	10/1/2025	700,000	819,483

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K-1	5.00	10/1/2029	1,000,000	1,161,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2028	750,000	892,080
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2025	500,000	589,045
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2021	500,000	533,285
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2024	530,000	611,329
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling and Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,491,160
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling and Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,234,900
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Issue) Ser. A	6.25	7/1/2030	840,000	842,999
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000	1,555,827
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	2,250,000	2,678,152
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	600,000	722,568
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	525,000	639,828

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000	1,566,071
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	2,500,000	2,802,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,432,520
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Park School)	5.00	9/1/2021	300,000	321,528
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2022	490,000	535,276
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000	934,096
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2025	2,375,000	2,781,600
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2024	1,000,000	1,146,130
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2036	1,340,000	1,536,364
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2028	1,000,000	1,187,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2029	1,050,000	1,289,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2031	1,350,000	1,636,781
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2030	2,075,000	2,531,479
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	2,650,000	2,951,490
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	596,845
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	594,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,125,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000	1,255,309
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000	1,441,132
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000	202,918
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000	147,805
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000	379,824

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	170,394
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2023	250,000	281,075
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2021	100,000	105,459
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2022	200,000	218,062
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	497,535
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000	494,103
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	241,986
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wheaton College) Ser. H	5.00	1/1/2023	1,935,000	2,164,743
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Williams College) Ser. P	5.00	7/1/2024	3,250,000	3,700,775
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wood Hole Oceanographic Institution)	5.00	6/1/2025	450,000	539,352
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wood Hole Oceanographic Institution)	5.00	6/1/2026	850,000	1,041,760
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue J)	5.00	7/1/2021	2,350,000	2,503,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue K) Ser. A	5.00	7/1/2024	3,000,000	3,443,100
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2023	2,300,000	2,580,209
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. A	5.00	1/1/2020	1,400,000	1,426,222
Massachusetts Federal Highway, GAN (Accelerated Bridge Program) Ser. A	5.00	6/15/2027	2,000,000	2,340,060
Massachusetts Federal Highway, GAN (Accelerated Bridge Program) Ser. A	5.00	6/15/2025	4,000,000	4,686,080
Massachusetts Federal Highway, GAN, Refunding (Accelerated Bridge Program) Ser. A	5.00	6/15/2027	2,500,000	3,072,375
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Dana-Farber Cancer Institute) Ser. K	5.25	12/1/2022	2,750,000	2,783,412
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000	2,027,592
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (University of Massachusetts)	1.85	4/1/2022	1,250,000	1,261,000
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Refunding (Berklee College of Music) Ser. S	5.00	10/1/2032	125,000	125,355
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Refunding (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000	3,821,777
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2030	3,000,000	3,122,130
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Refunding (Tufts University) Ser. M	5.25	2/15/2026	3,130,000	3,868,868

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) (Insured: GNMA, FNMA and FHLMC) Ser. 195	4.00	12/1/2048	1,250,000	1,337,150
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) Ser. 183	3.50	12/1/2046	1,255,000	1,297,344
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	2,700,000	2,924,262
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2019	710,000	710,000
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	1,002,030
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,513,820
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000	1,554,943
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,471,820
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	1,475,000	1,620,568
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,500,000	1,647,090
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000	866,333
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000	2,309,080
Massachusetts Port Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	1,345,000	1,475,626
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000	235,866
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000	235,234
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000	365,491
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2037	1,040,000	1,174,878
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2026	2,000,000	2,220,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2029	2,700,000	2,981,880
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. C	4.00	8/15/2032	2,500,000	2,780,175
Massachusetts Transportation Trust Fund Metropolitan Highway, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	5,584,400
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C	5.00	8/1/2029	2,590,000	3,181,038
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C	5.00	8/1/2033	2,500,000	3,015,600
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000	2,629,400
Massachusetts Water Resources Authority, Revenue Bonds, Ser. B	5.00	8/1/2032	750,000	962,078
Metropolitan Boston Transit Parking Corporation, Revenue Bonds, Refunding	5.00	7/1/2041	4,090,000	4,328,692
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2028	1,055,000	1,302,651
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2027	525,000	650,727
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2026	915,000	1,138,370
Mount Greylock Regional School District, GO, Refunding (School Bonds)	4.00	6/15/2029	745,000	821,966
Mount Greylock Regional School District, GO, Refunding (School Bonds)	4.00	6/15/2030	315,000	345,489
Mount Greylock Regional School District, GO, Refunding (School Bonds)	4.00	6/15/2027	640,000	710,675
Mount Greylock Regional School District, GO, Refunding (School Bonds)	4.00	6/15/2028	420,000	465,301

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 88.1% (continued)
Natick, GO (Municipal Purpose Loan)	4.00	7/15/2033	3,000,000	3,451,680
Natick, GO (Municipal Purpose Loan)	5.00	7/15/2029	2,000,000	2,526,300
Plainville, GO (Municipal Purpose Loan)	4.00	10/15/2030	1,210,000	1,402,898
Randolph, GO, Refunding (Municipal Purpose Loan)	5.00	9/15/2031	595,000	740,745
University of Massachusetts Building Authority, Revenue Bonds, Refunding (University of Massachusetts) Ser. 3	5.00	11/1/2034	2,200,000	2,697,530
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2043	3,500,000	3,695,720
Worcester, GO, Refunding (Muni Purpose Loan)	4.00	1/15/2028	800,000	928,472
Worcester, GO, Refunding (Muni Purpose Loan)	4.00	1/15/2031	2,235,000	2,527,718
Worcester, GO, Refunding (Muni Purpose Loan) Ser. A	5.00	1/15/2029	1,690,000	2,047,249
				279,005,721
Michigan - .7%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2033	2,000,000	2,177,600
New Jersey - 3.4%
New Jersey Economic Development Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. UU	5.00	6/15/2025	2,000,000	2,277,360
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,760,000	1,849,602
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	2,160,000	2,339,323
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000	1,042,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 3.4% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000	1,662,581
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000	1,675,011
				10,846,291
New York - 2.5%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A1	5.00	11/15/2024	2,500,000	2,918,325
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.25	7/1/2032	2,250,000	2,508,705
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[b] 2,460,352
				7,887,382
Texas - .5%
Houston Independent School District, GO, Refunding, Ser. C	4.00	2/15/2030	1,500,000	1,616,370
U.S. Related - 1.0%
Guam, Revenue Bonds, Refunding, Ser. A	6.00	11/1/2026	500,000	536,185
Guam, Revenue Bonds, Ser. A	5.00	1/1/2025	1,500,000	1,592,700
Puerto Rico Commonwealth, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	7/1/2019	800,000	801,376
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2020	1,100,000	[e] 229,625
				3,159,886
Total Investments (cost $303,542,108)			99.3%	314,455,690
Cash and Receivables (Net)			0.7%	2,198,414
Net Assets			100.0%	316,654,104

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $9,503,652 or 3.0% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bond	42	9/19	6,244,539	6,456,188	(211,649)
Gross Unrealized Depreciation				(211,649)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	−	314,455,690	−	314,455,690
Liabilities ($)
Other Financial Instruments:
Futures††	(211,649)	−	−	(211,649)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $10,913,582, consisting of $11,815,374 gross unrealized appreciation and $901,792  gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.